Trade Receivables - External Customers (Tables)	12 Months Ended
Feb. 28, 2021
Trade Receivables External Customers [Abstract]
Summary of Net Trade Receivables
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Gross trade receivables	26,961,682	10,301,202
Less: Impairment loss allowance of trade receivables	(4,108,567)	(138,956)
Net trade receivables	22,853,115	10,162,246

Summary of Movement in the Impairment Loss Allowance of Trade Receivables

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired
	US$	US$
As of February 28, 2019	—	—
Impairment loss recognised	138,956	—
As of February 29, 2020	138,956	—
Impairment loss recognised	223,144	3,746,467
As of February 28, 2021	362,100	3,746,467